Summary of Principal Accounting Policies	12 Months Ended
Dec. 31, 2015
Summary of Principal Accounting Policies
Summary of Principal Accounting Policies

2. Summary of Principal Accounting Policies

(a) Basis of Presentation

The consolidated financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

(b) Principles of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIEs and VIEs’ subsidiaries for which the Company is the ultimate primary beneficiary. As of December 31, 2015, all transactions and balances among the Company, its subsidiaries, the VIEs and VIEs’ subsidiaries have been eliminated upon consolidation.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power or has the power to: govern the financial and operating policies; appoint or remove the majority of the members of the board of directors; cast a majority of votes at the meeting of the board of directors.

U.S. GAAP provides guidance on the identification of VIE and financial reporting for entities over which control is achieved through means other than voting interests. The Group evaluates each of its investments to determine whether or not the investee is a VIE and, if so, whether the Group is the primary beneficiary of such VIE. In determining whether the Group is the primary beneficiary, the Group considers if the Group (1) has power to direct the activities that most significantly affects the economic performance of the VIE, and (2) receives the economic benefits of the VIE that could be significant to the VIE. If deemed the primary beneficiary, the Group consolidates the VIE.

As foreign-invested companies are restricted to engage in direct sale of mutual funds, asset management plans and market survey under the current PRC laws and regulations, the Company’s PRC subsidiary, Shanghai Juxiang as foreign-invested company, does not meet all such requirements and therefore is not permitted to engage in such business in China. Therefore, the Company decided to conduct such business in China through Shanghai Jupai and its subsidiaries which are PRC domestic companies substantially beneficially owned by the Founders. Since the Company does not have any equity interests in Shanghai Jupai, in order to exercise effective control over its operations, the Company, through its wholly owned subsidiary Shanghai Juxiang, entered into a series of contractual arrangements, or Control Documents with Shanghai Jupai and its shareholders (“Jupai VIE”), pursuant to which the Company is entitled to receive effectively all economic benefits generated from Shanghai Jupai shareholders’ equity interests in it.

Since the Company acquired Scepter in July 2015, Scepter, its subsidiaries, Shanghai E-Cheng and Shanghai E-Cheng’s subsidiaries was included in the consolidated financial statements. Scepter is engaged in asset management service business. Foreign-invested enterprises incorporated in the PRC are not expressly prohibited from providing asset management services in PRC. However, according to local business practice, as a general partner of a fund, Scepter must invest as a limited partner before the fund is established. Some investments of the fund managed by the Scepter are in the foreign-invested enterprise prohibited, or not encouraged industries, which requires all investors not to be foreign-invested enterprises. Therefore Scepter provides asset management services through its VIE entities. To provide Scepter effective control over and the ability to receive substantially all of the economic benefits of its VIE and its subsidiaries, Scepter’s wholly owned subsidiary Shanghai Baoyi, the “Foreign Owned Subsidiary” entered into a series of contractual arrangements with Shanghai E-Cheng, the “VIE” and its respective shareholders, respectively. (Hereafter, the VIE structure under Scepter is called “Scepter VIE”.)

The agreements of Jupai VIE and Scepter VIE that provide the Company effective control over the VIE include:

(i)Voting Rights Proxy Agreement

(1)

Jupai VIE: Each shareholder of Shanghai Jupai has executed a power of attorney to grant Shanghai Juxiang the power of attorney to act on his or her behalf on all matters pertaining to Shanghai Jupai and to exercise all of his or her rights as a shareholder of the Shanghai Jupai, including but not limited to convene, attend and vote at shareholders’ meetings, designate and appoint directors and senior management members. The proxy agreement will remain in effect unless Shanghai Juxiang terminates the agreement by giving a 30-day prior written notice or gives its consent to the termination by Shanghai Jupai.

(2)

Scepter VIE: Each of the shareholders of Shanghai E-Cheng irrevocably granted any person designated by Shanghai Baoyi the power to exercise all voting rights to which he will be entitled to as shareholder of Shanghai E-Cheng at that time, including the right to declare dividends, appoint and elect board members and senior management members and other voting rights.

Each shareholder voting right proxy agreement has a term of twenty years, unless it is early terminated by all parties in writing or pursuant to provision of this agreement. The term of the agreement will be automatically extended for one year upon the expiration, if Shanghai Baoyi gives the other Parties written notice requiring the extension thereof and the same mechanism will apply subsequently upon the expiration of each extended term.

(ii)Call Option Agreement

(1)

Jupai VIE: The shareholders of Shanghai Jupai granted Shanghai Juxiang or its designated representative(s) an irrevocable and exclusive option to purchase their equity interests or assets in Shanghai Jupai when and to the extent permitted by PRC law. Shanghai Juxiang or its designated representative(s) has sole discretion as to when to exercise such options, either in part or in full. Without Shanghai Juxiang’s written consent, the shareholders of Shanghai Jupai shall not transfer, donate, pledge, or otherwise dispose any equity interests of Shanghai Jupai in any way. The acquisition price for the shares or assets will be the minimum amount of consideration permitted under the PRC law at the time when the option is exercised. The agreement can be early terminated by Shanghai Juxiang, but not by Shanghai Jupai or its shareholders.

(2)

Scepter VIE: Each of shareholders of Shanghai E-Cheng has entered into an Exclusive Call Option Agreement with Baoyi. Pursuant to these agreements, each of the shareholders of Shanghai E-Cheng has granted an irrevocable and unconditional option to Shanghai Baoyi or its designees to acquire all or part of such shareholder’s equity interests in Shanghai E-Cheng at its sole discretion, to the extent as permitted by PRC laws and regulations then in effect. The consideration for such acquisition of all equity interests in Shanghai E-Cheng will be equal to the registered capital of Shanghai E-Cheng, and if PRC law requires the consideration to be greater than the registered capital, the consideration will be the minimum amount as permitted by PRC law. In addition, Shanghai E-Cheng irrevocably and unconditionally granted Baoyi an exclusive option to purchase, to the extent permitted under the PRC law, all or part of the assets of Shanghai E-Cheng. The exercise price for purchasing the assets of Shanghai E-Cheng will be equal to its respective book values, and if PRC law requires the price to be greater than the book value, the price will be the minimum amount as permitted by PRC law. The call option may be exercised by Shanghai Baoyi or its designees.

The agreements that transfer economic benefits to the Company include:

(i)Consulting Services Agreement, Operating Agreement and Exclusive Support Agreement

(1)

Jupai VIE: Shanghai Jupai engages Shanghai Juxiang as its exclusive technical and operational consultant and under which Shanghai Juxiang agrees to assist in arranging the financial support necessary to conduct Shanghai Jupai’s operational activities.  Shanghai Jupai shall not seek or accept similar services from other providers without the prior written approval of Shanghai Juxiang. The agreements will be effective as long as Shanghai Jupai exists. Shanghai Juxiang may terminate this agreement at any time by giving a prior written notice to Shanghai Jupai.

(2)

Scepter VIE: Pursuant to an Exclusive Support Agreement between Shanghai Baoyi and Shanghai E-Cheng, Shanghai Baoyi provides Shanghai E-Cheng with a series of consultancy services on an exclusive basis and is entitled to receive related fees. The term of this Exclusive Support Agreement will expire upon dissolution of Shanghai E-Cheng. Unless expressly provided by this agreement, without prior written consent of Shanghai Baoyi, Shanghai E-Cheng may not engage any third party to provide the services offered by Shanghai Baoyi under this agreement.

(ii)Equity Interest Pledge Agreement

(1)

Jupai VIE: The shareholders of Shanghai Jupai pledged all of their equity interests in Shanghai Jupai to Shanghai Juxiang as collateral to secure their obligations under the above agreement. If the shareholders of Shanghai Jupai or Shanghai Jupai breach their respective contractual obligations, Shanghai Juxiang, as pledgee, will be entitled to certain rights, including the right to dispose the pledged equity interests. Pursuant to the agreement, the shareholders of Shanghai Jupai shall not transfer assign or otherwise create any new encumbrance on their respective equity interest in Shanghai Jupai without prior written consent of Shanghai Juxiang. This pledge will remain effective until all the guaranteed obligations are performed. The equity pledges of Shanghai Jupai have been registered with the relevant local branch of the State Administration for Industry and Commerce, or SAIC.

(2)

Scepter VIE: Each of the shareholders of Shanghai E-Cheng has also entered into an equity pledge agreement with Shanghai Baoyi. Pursuant to which these shareholders pledged their respective equity interest in Shanghai E-Cheng to guarantee the performance of the obligations of Shanghai E-Cheng. If Shanghai E-Cheng or its shareholders breach any of their respective obligations under any of these agreements. Shanghai Baoyi, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests.  Pursuant to the equity pledge agreement, each shareholder of Shanghai E-Cheng cannot transfer, sell, pledge, dispose of or otherwise create any new encumbrance on their respective equity interest in Shanghai E-Cheng without prior written consent of Shanghai Baoyi. The equity pledge right enjoyed by Shanghai Baoyi will expire when shareholders of Shanghai E-Cheng have fully performed their respective obligations under the above agreements. The equity pledges of Shanghai E-Cheng have been registered with the relevant local branch of SAIC.

(iii)Loan Agreement for Scepter VIE. Under the Loan Agreement among the shareholders of Shanghai E-Cheng and Shanghai Baoyi, Shanghai Baoyi granted an interest-free loan to the shareholders of Shanghai E-Cheng, solely for their purchase of the equity interests of Shanghai E-Cheng. The loan is interest free and the term of the loan is (i) the expiration of 20 years from the date of the loan agreement, (ii) the expiration of Shanghai Baoyi’s operation term or (iii) the expiration of Shanghai E-Cheng’s operation term whichever is the earliest.

Under the above agreements, the shareholders of Shanghai Jupai/Shanghai E-Cheng irrevocably granted Shanghai Juxiang/Shanghai Baoyi the power to exercise all voting rights to which they were entitled. In addition, Shanghai Juxiang/Shanghai Baoyi have the option to acquire all of the equity interests in Shanghai Jupai/Shanghai E-Cheng, to the extent permitted by the then-effective PRC laws and regulations, for nominal consideration. Finally, Shanghai Juxiang/Shanghai Baoyi is entitled to receive service fees for certain services to be provided to Shanghai Jupai/Shanghai E-Cheng.

The Call Option Agreement and Voting Rights Proxy Agreement provide the Company effective control over the VIEs and their subsidiaries, while the Equity Interest Pledge Agreements secure the obligations of the shareholders of Shanghai Jupai and Shanghai E-Cheng under the relevant agreements. Because the Company, through Shanghai Juxiang and Shanghai Baoyi, has (i) the power to direct the activities of Shanghai Jupai and Shanghai E-Cheng that most significantly affect the entities’ economic performance and (ii) the right to receive substantially all of the benefits from Shanghai Jupai and Shanghai E-Cheng, the Company is deemed the primary beneficiary of Shanghai Jupai and Shanghai E-Cheng. Accordingly, the Company has consolidated the Shanghai Jupai and Shanghai E-Cheng’s financial results of operations, assets and liabilities, and cash flows in the Company’s consolidated financial statements.

The Company believes that the contractual arrangements with the VIEs are in compliance with PRC law and are legally enforceable. However, the contractual arrangements are subject to risks and uncertainties, including:

•

Shanghai Jupai and Shanghai E-Cheng and their shareholders may have or develop interests that conflict with the Group’s interests, which may lead them to pursue opportunities in violation of the aforementioned contractual arrangements.

•

Shanghai Jupai and Shanghai E-Cheng and their shareholders could fail to obtain the proper operating licenses or fail to comply with other regulatory requirements. As a result, the PRC government could impose fines, new requirements or other penalties on the VIEs or the Group, mandate a change in ownership structure or operations for the VIEs or the Group, restrict the VIEs or the Group’s use of financing sources or otherwise restrict the VIEs or the Group’s ability to conduct business.

•

The aforementioned contractual agreements may be unenforceable or difficult to enforce. The equity interests under the Equity Interest Pledge Agreements have been registered by the shareholders of Shanghai Jupai and Shanghai E-Cheng with the relevant office of the administration of industry and commerce, however, the VIEs or the Group may fail to meet other requirements. Even if the contractual agreements are enforceable, they may be difficult to enforce given the uncertainties in the PRC legal system.

•

The PRC government may declare the aforementioned contractual arrangements invalid. They may modify the relevant regulations, have a different interpretation of such regulations, or otherwise determine that the Group or the VIEs have failed to comply with the legal obligations required to effectuate such contractual arrangements.

The following amounts and balances of Shanghai Jupai and Shanghai E-Cheng and their subsidiaries were included in the Group’s consolidated financial statements after the elimination of intercompany balances and transactions:

	As of December 31,
	2014	2015
	$	$
Cash and cash equivalents	15,841,430	45,733,305
Short-term investments	2,644,570	5,161,333
Short-term entrusted investment	2,215,083	—
Accounts receivable, net of allowance for doubtful accounts	240,355	424,444
Trade and other receivables	1,318,689	2,331,004
Amounts due from related parties	203,032	1,438,538
Customer Borrowing	549,856	—
Deferred tax assets	1,809,115	6,257,574
Other current assets	147,441	798,809
Long-term investments	1,324,803	—
Long-term entrusted investment	65,290	—
Advance prepayment for acquisition	—	2,668,566
Investment in affiliates	813,858	11,476,720
Property and equipment, net	888,447	1,445,245
Deferred tax assets— non-current	—	1,243,313
Total assets	28,061,969	78,978,851

Accrued payroll and welfare expenses	748,864	4,322,940
Income tax payable	1,680,295	9,505,352
Other tax payable	672,824	2,942,691
Dividend payable	—	1,154,983
Deferred revenue - current from related parties	5,287,903	12,043,558
Deferred revenue - current	1,236,326	7,664,939
Other current liabilities	223,087	324,353
Non-current uncertain tax position liabilities	785,372	827,315
Deferred revenue — non-current from related parties	131,855	4,424,788
Deferred revenue — non-current	353,739	548,464
Total liabilities	11,120,265	43,759,383

	Year ended December 31,
	2013	2014	2015
	$	$	$
Net revenues	15,257,312	4,408,032	38,081,686
Related party	2,270,991	1,465,273	25,329,756
Third party	12,986,321	2,942,759	12,751,930
Operating cost and expenses	10,838,598	4,019,671	26,429,339
Net income attributable to Jupai shareholders	3,956,086	1,491,269	7,785,436
Cash flows generated from operating activities:	9,740,185	10,104,999	36,661,761
Cash flows (used in) generated from investing activities:	(8,742,382)	3,231,375	(4,769,816)
Cash flows generated from (used in) financing activities:	625,112	31,891	(171,272)

The VIEs contributed an aggregate of 68%, 11% and 40% of the consolidated net revenues for the years ended December 31, 2013, 2014 and 2015, respectively and an aggregate of 42%, 12% and 32% of the consolidated net income for the years ended December 31, 2013, 2014 and 2015, respectively. As of December 31, 2014 and 2015, the VIEs accounted for an aggregate of 42% and 33%, respectively, of the consolidated total assets.

There are no consolidated assets of the VIEs and their subsidiaries that are collateral for the obligations of the VIEs and their subsidiaries and can only be used to settle the obligations of the VIEs and their subsidiaries. There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs ever need financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to its VIEs through loans to the shareholder of the VIEs or entrustment loans to the VIEs.

Relevant PRC laws and regulations restrict the VIEs from transferring a portion of their net assets, equivalent to the balance of their statutory reserve and their share capital, to the Company in the form of loans and advances or cash dividends. Please refer to Note 16 for disclosure of restricted net assets.

(c) Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ materially from such estimates. Significant accounting estimates reflected in the Group’s consolidated financial statements include assumptions used to determine the liability for uncertain tax positions, valuation allowance for deferred tax assets, fair value measurement of underlying investment portfolios of the funds that the Group invests, assumptions related to the consolidation of entities in which the Group holds variable interests, fair value estimates of investments, impairment of investment in affiliates, assumptions related to the valuation of share-based compensation, including estimation of related forfeiture rates, useful lives and impairment of long-lived assets, valuation and impairment of goodwill, valuation and impairment of intangible assets, allowance for doubtful accounts of accounts receivable and entrusted investments.

(d) Concentration of Credit Risk

The Group is subject to potential significant concentrations of credit risk consisting principally of cash and cash equivalents, accounts receivable, amounts due from related parties and investments. All of the Group’s cash and cash equivalents and a majority of investments are held with financial institutions that Group management believes to be of high credit quality.

All revenues were generated within China and Hong Kong.

The following product providers accounted for 10% or more of revenues for the years ended December 31, 2013, 2014 and 2015:

	For Year Ended December 31,
	2013	2014	2015
	$	$	$
A	2,633,095	—	—
B	2,050,262	—	—

(e) Customer borrowings

The Group historically provided some short term borrowings to customers who are temporarily short of sufficient funds for purchasing the financial products promoted by the Group. The borrowings were extended to bridge the gap between the maturity of an earlier product and purchase of a new one. The borrowings bear no interest and are due within one year. The borrowing that the Group provided are not secured and are not required for additional collateral. The Group assessed the collectability of the customer borrowings based on factors surrounding the credit risk of specific customers including the length of time the borrowings are passing due, previous loss history and the counterparty’s current ability to fulfill its obligation, and didn’t provide any allowance for such borrowings due to the remote possibility of collection failure. There were no short term loans overdue as of December 31, 2014. The cash flows associated with customer borrowings for the years ended December 31, 2013, 2014 and 2015 are presented as investing cash flows in the statements of cash flows. The Group stopped providing short term borrowings to customers since August 2014 and no amounts were outstanding as of December 31, 2015.

(f) Entrusted investments

In the past, the Group sometimes purchased the same financial product with its customers using its own funds but under the customers’ name, aiming to pursue higher return. The concerned customers are obliged to return the principle and gain to the Group at the maturity of the financial products. The Group bears both the product risk and the credit risk. The Group assessed the collectability of such entrusted investment based on factors surrounding the credit risk of specific customers like the length of time the investments are past due, previous loss history and the counterparty’s current ability to fulfill its obligation and did not provide any allowance for such investment due to the remote possibility of collection failure. The Group has terminated such practice of co-investment since August 2014.

(g) Investments in Affiliates

Affiliated companies are entities over which the Group does not control. For equity investment over which the Company does not have significant influence, cost method accounting is used. The Group accounts for common-stock-equivalent equity investments in entities over which it has significant influence but does not own a majority voting interest or otherwise control using the equity method. The Group generally considers an ownership interest of 20% or higher to represent significant influence. Under the equity method, the Group’s share of the post-acquisition profits or losses of affiliated companies is recognized in the statements of operations and its shares of post-acquisition movements in other comprehensive income are recognized in other comprehensive income. When the Group’s share of losses in an affiliated company equals or exceeds its carrying amount of the investment in the affiliated company, the Group does not recognize further losses, unless the Group has guaranteed the obligations of the affiliated company or is otherwise committed to provide further financial support for the affiliated company. An impairment loss is recorded when there has been a loss in value of the investment that is other than temporary. The Group recorded an impairment loss of $131,165 related to Shanghai Juxi Asset Management Partnership Enterprise(“Juxi”) in loss from equity in affiliates in the consolidated statement of operations for the year ended December 31, 2013.The Group did not record any impairment loss for the year ended December 31, 2014 and 2015.

The Group also considers it has significant influence over the funds of funds and real estate funds that it serves as general partner, and the Group’s ownership interest in these funds as limited partner is generally much lower than 5%. These funds are not consolidated by the Group based on the facts that the Group does not have control over the funds given substantive kick-out rights held by unrelated limited partners that allow them to remove the general partner without cause, and/or substantive participating rights that allow them to participate in certain financial and operating decisions of the limited partnership in the ordinary course of business. The equity method of accounting is accordingly used for investments by the Group in these funds. In addition, the investee funds meet the definition of an Investment Company and are required to report their investments at fair value. The Group records its equity pick-up based on its percentage ownership of the investee funds’ net income one quarter in arrears to enable it to have more time to collect and analyze the investments’ operating results.

(h) Fair Value of Financial Instruments

The Group records certain of its financial assets at fair value on a recurring basis. Fair value reflects the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability.

The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The hierarchy is as follows:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model- derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

(i) Business combinations

Business combinations are recorded using the purchase method of accounting and, accordingly, the acquired assets and liabilities are recorded at their fair market value at the date of acquisition. The consideration of an acquisition is measured as the aggregate of the acquisition date fair values of the assets transferred and liabilities incurred by the Group to the sellers and equity instruments issued. Any excess of acquisition cost over the fair value of the acquired assets and liabilities, including identifiable intangible assets, is recorded as goodwill. Transaction costs directly attributable to the acquisition are expensed as incurred.

(j) Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand and demand deposits, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less when purchased.

(k) Investments

The Group invests in debt securities and accounts for the investments based on the nature of the products invested, and the Group’s intent and ability to hold the investments to maturity.

The Group’s investments in debt securities include trust products, asset management plans and real estate funds that have a stated maturity and normally pay a prospective fixed rate of return. The Group classifies the investments in debt securities as held-to-maturity when it has both the positive intent and ability to hold them until maturity. Held-to-maturity investments are recorded at amortized cost and are classified as long-term or short-term according to their contractual maturity. Long-term investments are reclassified as short-term when their remaining contractual maturity date is less than one year. Investments that are bought and held principally for the purpose of selling them in the near term are classified as trading securities and are reported at fair value with changes in fair value recognized in earnings. Investments that do not meet the criteria of held-to-maturity or trading securities are classified as available-for-sale, and are reported at fair value with changes in fair value included in other comprehensive income.

The Group records investments in the equity of private equity funds under the cost method when they do not qualify for the equity method. Gains or losses are realized when such investments are sold.

The Group reviews its investments, except for those classified as trading securities, for other-than-temporary impairment based on the specific identification method and considers available quantitative and qualitative evidence in evaluating potential impairment. If the cost of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, government economic plans, the duration and the extent to which the fair value of the investment is less than cost and the Group’s intent and ability to hold the investment to determine whether an other-than-temporary impairment has occurred.

The Group recognizes other-than-temporary impairment in earnings if it has the intent to sell the debt security or if it is more-likely-than-not that it will be required to sell the debt security before recovery of its amortized cost basis. Additionally, the Group evaluates expected cash flows to be received and determines if credit-related losses on debt securities exist, which are considered to be other-than-temporary, should be recognized in earnings.

If the investment’s fair value is less than the cost of an investment and the Group determines the impairment to be other-than-temporary, the Group recognizes an impairment loss based on the fair value of the investment.

(l) Non-controlling interests

A non-controlling interest in a subsidiary of the Group represents the portion of the equity (net assets) in the subsidiary not directly or indirectly attributable to the Group. Non-controlling interests are presented as a separate component of equity in the consolidated balance sheet and earnings and other comprehensive income are attributed to controlling and non-controlling interests.

(m) Property and Equipment, net

Property and equipment is stated at cost less accumulated depreciation, and is depreciated using the straight-line method over the following estimated useful lives:

Estimated Useful Lives in Years
Leasehold improvements	Shorter of the lease term or expected useful life
Furniture, fixtures, and equipment	3—5 years
Motor Vehicles	5 years

Gains and losses from the disposal of property and equipment are included in income from operations.

(n) Revenue Recognition

The Group derives revenue primarily from one-time commissions and recurring service fees paid by product providers for whom the Group distributes wealth management products, and recurring management fee and carried interest paid by funds the Group manages.

The Group recognizes revenues when there is persuasive evidence of an arrangement, service has been rendered, the sales price is fixed or determinable and collectability is reasonably assured. Revenues are recorded, net of sales related taxes and surcharges.

Deferred revenues are recognized when payments are received in advance of the revenue being earned.

The Group sometimes engages third party agents in promoting financial products and pays a channel fee accordingly, in which the Group recognizes revenue on a net basis by deducting the channel fee it pays to the third party agents.

Through August 2014, there were also instances where the Group provides short-term loans to the customers who are temporarily short of sufficient funds in purchasing the financial products (see Note 2(e)). Commissions received on the financial products purchased by customers using short-term loans provided by the Company are deferred and not recognized as revenue until the loans are fully collected from the customers.

One-time Commissions

The Group enters into one-time commission agreements with product providers or underlying corporate borrowers, which specifies the key terms and conditions of the arrangement. Such agreements do not include rights of return, credits or discounts, rebates, price protection or other similar privileges. Upon establishment of a wealth management product, the Group earns a one-time commission from product providers or underlying corporate borrowers, calculated as a percentage of the wealth management products purchased by its clients. The Group defines the “establishment of a wealth management product” for its revenue recognition purpose as the time when both of the following two criteria are met: (1) the Group’s client has entered into a purchase or subscription contract with the relevant product provider and, if required, the client has transferred a deposit to an escrow account designated by the product provider and (2) the product provider has issued a formal notice to confirm the establishment of a wealth management product. Revenue is recorded upon the establishment of the wealth management product, when the provision of service concludes and the fee becomes fixed and determinable, assuming all other revenue recognition criteria have been met, and there are no future obligations or contingencies.

Recurring Service Fees

Recurring service fee includes service fee and carried interest, it arises from on-going services provided to product providers after the distribution of wealth management product including investment relationship maintenance and coordination and product reports distribution. It is calculated as a percentage of the total value of investments in the wealth management products purchased by the Group’s clients, calculated at the establishment date of the wealth management product. As the Group provides these services throughout the contract term, revenue is recognized over the contract term, assuming all other revenue recognition criteria have been met. For certain products, recurring service fees may also include a variable performance fee contingent upon the performance of the underlying investment, which is not recognized until the contingent criteria are met. Recurring service agreements do not include rights of return, credits or discounts, rebates, price protection or other similar privileges.

Recurring Management Fees

Recurring management fee arises from the fund management services provided to funds the Group manages, including management fee and carried interest. Management fees are computed as a percentage of the capital contribution in a fund and are recognized as earned over the specified contract period. Carried interest represents preferential allocations of profits that are a component of the Group’s general partnership interests and fund managing interests in the limited partnership and contractual funds and is not recognized until the end of the fund’s contract term when the carried interest is determined and distributed. Management fee received in advance of the specified contract period and in the limited circumstances carried interest is received before the end of the fund’s contract term are recorded as deferred revenues.

Multiple Element Arrangements

The Group enters into multiple element arrangements when a product provider or underlying corporate borrower engages it to provide both wealth management marketing and recurring services. The Group also provides both wealth management marketing and recurring services to funds that it serves as general partner/co-general partner or fund manager.

Both wealth management marketing and recurring services represent separate units of accounting. The Group allocates arrangement consideration in multiple-deliverable revenue arrangements at the inception of an arrangement each unit of accounting to all deliverables based on the relative selling price in accordance with the selling price hierarchy, which includes: (i) vendor-specific objective evidence (“VSOE”) if available; (ii) third-party evidence (“TPE”) if VSOE is not available; and (iii) best estimate of selling price (“BESP”) if neither VSOE nor TPE is available.

VSOE. The Group determines VSOE based on its historical pricing and discounting practices for the specific service when sold separately. In determining VSOE, the Group requires that a substantial majority of the selling prices for these services fall within a reasonably narrow pricing range.

TPE. When VSOE cannot be established for deliverables in multiple element arrangements, the Group applies judgment with respect to whether it can establish a selling price based on TPE. TPE is determined based on competitor prices for similar deliverables when sold separately. Generally, the Group’s products and services contain certain level of differentiation such that the comparable pricing of services with similar functionality cannot be obtained. Furthermore, the Group is unable to reliably determine what similar competitor services’ selling prices are on a stand-alone basis. As a result, the Group has not been able to establish selling price based on TPE.

BESP. When it is unable to establish selling price using VSOE or TPE, the Group uses BESP in its allocation of arrangement consideration. The objective of BESP is to determine the price at which the Group would transact a sale if the service were sold on a stand-alone basis. The Group determines BESP for deliverables by considering multiple factors including, but not limited to, prices it charged for similar products or funds, market conditions, specification of the services rendered and pricing practices.

The Group has vendor specific objective evidence of fair value for its wealth management marketing services as it provides such services on a stand-alone basis. The Group has not sold its recurring services on a stand-alone basis. However, the recurring management fee or recurring service fee the Group charges as general partner /co-general partner or fund manager/fund advisor is consistent with the fee at which the Group would transact if the recurring services were sold regularly on a stand-alone basis. As such, the Group believes the fee it charges represents their best estimate of the selling price for its recurring services. The Group allocates arrangement consideration based on fair value, which is equivalent to the fees charged for each of the respective units of accounting, as described above. Revenue for the respective units of accounting is also recognized in the same manner as described above.

(o) Business Tax and Related Surcharges

The Group is subject to business tax, education surtax, and urban maintenance and construction tax, on the services provided in the PRC. Business tax and related surcharges are primarily levied based on revenues at rates ranging from 3% to 6% and are recorded as a reduction of revenues.

(p) Cost of Revenues

Cost of revenue includes salaries and performance-based commissions of relationship managers and business development team, and expenses incurred in connection with product-specific client meetings and other events.

(q) Intangible assets, net

Acquired intangible assets mainly consist of customer contracts from business combinations and are recorded at fair value on the acquisition date. The intangible assets are amortized using a straight-line method during the weighted average contract term of the customer contracts.

(r) Impairment of long-lived assets

The Group evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. When these events occur, the Group measures impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss equal to the excess of the carrying amount over the fair value of the assets.

(s) Goodwill

Goodwill represents the excess of the purchase price of acquired businesses over the estimated fair value assigned to the individual assets acquired and liabilities assumed. Goodwill is not depreciated or amortized but is tested for impairment on an annual basis as of December 31, and in between annual tests when an event occurs or circumstances change that could indicate that the asset might be impaired. In accordance with Accounting Standards Codification (“ASC”) 350-20, a company first has the option to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the company decides, as a result of its qualitative assessment, that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, a two-step quantitative impairment test is mandatory. The Company may also elect to proceed directly to the two step impairment test without considering qualitative factors.

The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.

The management has conducted step 1 of the quantitative impairment test to compare the carrying value of the reporting unit, including assigned goodwill, to its respective fair value. The fair value of the reporting unit was estimated by using the income approach. Based on the quantitative test, it was determined that the fair value of the reporting unit tested exceeded its carrying amount and, therefore, step two of the two-step goodwill impairment test was not required. Management concluded that the goodwill was not impaired as of December 31, 2015.

(t) Income Taxes

Current income taxes are provided for in accordance with the relevant statutory tax laws and regulations.

The Group accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between the financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

The Group recognizes net deferred tax assets to the extent that it believes these assets are more likely than not to be realized. In making such a determination, it considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. If the Group determines that its deferred tax assets are realizable in the future in excess of their net recorded amount, the Group would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.

The Group records uncertain tax positions in accordance with ASC 740 on the basis of a two-step process whereby (1) the Company determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, the Group recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority. The liability associated with unrecognized tax benefits is adjusted periodically due to changing circumstances, such as the progress of tax audits, case law developments and new or emerging legislation. Such adjustments are recognized entirely in the period in which they are identified. The effective tax rate for the Group includes the net impact of changes in the liability for unrecognized tax benefits and subsequent adjustments as considered appropriate by management. The Group recognizes interest and penalties related to unrecognized tax benefits within the income tax expense line in the accompanying Consolidated Statement of Operations. Accrued interest and penalties are included within the related tax liability line in the Consolidated Balance Sheet.

(u) Share-Based Compensation

The Group recognizes share-based compensation based on the grant date fair value of equity awards, with compensation expense recognized over the vesting period. Share-based compensation expense is classified in the consolidated statements of operations based upon the job function of the grantee. The Group account for a cancellation or settlement of an equity settled share-based payment award as an acceleration of vesting, and recognize immediately the amount that otherwise would have been recognized for services received over the remainder of the vesting period. The Group also estimates expected forfeitures and recognize compensation cost only for those share-based awards expected to vest. Actual forfeitures may differ from those estimated by the Group which would affect the amount of share-based compensation to be recognized.

(v) Government Grants

Government subsidies include cash subsidies received by the Group’s entities in the PRC from local governments as incentives for registering and operating business in certain local districts and are typically granted based on the amount of value-added tax, business tax, and income tax payment generated by the Group in certain local districts. Such subsidies allow the Group full discretion in utilizing the funds and are used by the Group for general corporate purpose. The local governments have final discretion as to the amount of cash subsidies.

Cash subsidies of $777,415, $2,363,893 and $3,755,759 are included in other operating income for the years ended December 31, 2013, 2014 and 2015, respectively. Cash subsidies are recognized when received and when all the conditions for their receipt have been satisfied.

(w) Net Income per Share

Basic net income per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. The Group has determined that its Series A and Series B convertible redeemable preferred shares are participating securities as the convertible redeemable preferred shares participate in the undistributed earnings on the same basis as the ordinary shares for the periods applicable. Accordingly, the Group has used the two-class method of computing earnings per share.

Under this method, net income attributable to the Jupai shareholders is allocated on a pro-rata basis to the ordinary and convertible redeemable preferred shares to the extent that each class may share in income for the period. Losses are not allocated to the participating securities. Diluted earnings per share are computed using the more dilutive of the two-class method or the if-converted method.

Diluted net income per share is computed by giving effect to all potential dilutive shares, including convertible redeemable preferred shares.

(x) Operating Leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Certain of the Group’s facility leases provide for a free rent period. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease period.

(y) Foreign Currency Translation

The functional currency of the Company, Jupai International and Scepter Pacific Limited is the United States dollar (“U.S. dollar”). The functional currency of Jupai Hong Kong and Scepter Holdings Limited is the HKD. The subsidiaries in the PRC and the VIE determined their functional currency to be the Chinese Renminbi(“RMB”). The determination of the respective functional currency is based on the criteria of ASC 830, Foreign Currency Matters. The Group uses U.S. dollar as its reporting currency. The Group uses the average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive loss, a component of shareholders’ equity. Transactions denominated in foreign currencies are remeasured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are remeasured at the exchange rates prevailing at the balance sheet date. Exchange gains and losses are included in the consolidated statements of operation.

(z) Comprehensive Income

Comprehensive income includes all changes in equity except those resulting from investments by owners and distributions to owners. For the years presented, total comprehensive income included net income, foreign currency translation adjustments, fair value changes of available-for-sale investments, net of tax effect.

(y) Recently issued accounting pronouncements

In May 2014, the Financial Accounting Standards Board (“FASB”) issued, ASU 2014-09, “Revenue from Contracts with Customers (Topic 606)”. The guidance provides a framework on addressing revenue recognition issues and, upon its effective date, replaces almost all exiting revenue recognition guidance, including industry specific guidance, in current U.S. generally accepted accounting principles. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, an entity should apply the following steps:

Step 1: Identify the contract(s) with a customer.

Step 2: Identify the performance obligations in the contract.

Step 3: Determine the transaction price.

Step 4: Allocate the transaction price to the performance obligations in the contract.

Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation.

ASU 2014-09 is originally effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. ASU 2015-14, Revenue from Contracts with Customers, defers the effective date of ASU 2014-09 by one year. As a result, ASU 2014-09 is effective for annual reporting periods beginning after December 15, 2017 and interim periods therein. Early adoption is permitted to the original effective date. The Group is in the process of evaluating the impact of adoption of this guidance on the Group’s consolidated financial statements.

In June 2014, the FASB issued a new pronouncement which requires that a performance target that affects vesting and that could be achieved after the requisite service period is treated as a performance condition. A reporting entity should apply existing guidance in Topic 718, Compensation-Stock Compensation, as it relates to awards with performance conditions that affect vesting to account for such awards. The performance target should not be reflected in estimating the grant-date fair value of the award. Compensation cost should be recognized in the period in which it becomes probable that the performance target will be achieved and should represent the compensation cost attributable to the period(s) for which the requisite service has already been rendered. If the performance target becomes probable of being achieved before the end of the requisite service period, the remaining unrecognized compensation cost should be recognized prospectively over the remaining requisite service period. The total amount of compensation cost recognized during and after the requisite service period should reflect the number of awards that are expected to vest and should be adjusted to reflect those awards that ultimately vest. The requisite service period ends when the employee can cease rendering service and still be eligible to vest in the award if the performance target is achieved. The amendments in this ASU are effective for annual periods and interim periods within those annual periods beginning after December 15, 2015. Earlier adoption is permitted. The Group does not expect the adoption of this guidance will have a significant effect on the Group’s consolidated financial statements.

In February 2015, the FASB issued, ASU 2015-02, “Amendments to the Consolidation Analysis”, regarding consolidation of legal entities such as limited partnerships, limited liability corporations, and securitization structures. The guidance eliminates the deferral issued by the FASB in February 2010 of the accounting guidance for VIE for certain investment funds, including mutual funds, private equity funds and hedge funds. In addition, the guidance amends the evaluation of fees paid to a decision maker or a service provider, and exempts certain money market funds from consolidation. The guidance will be effective for accounting periods beginning after December 15, 2015 with early adoption permitted. The Group early adopted ASU 2015-02 for the year ended December 31, 2015. In adopting the guidance, the Company re-evaluated the existing consolidated VIEs and assessed that the adoption neither changes the conclusion of the consolidated VIEs and nor bring about new VIEs to be consolidated. In evaluating whether the investment funds of limited partnership and contractual funds the Group managed as general partner or fund manager are VIEs or not, the Group assessed that the management fees and carried interests it earns from the services provided as general partner or fund manager are commensurate with the level of effort required to provide such services and are at arm’s length. As a result, the interests earned by the Group are not considered as variable interests.

In April 2015, the FASB issued ASU 2015-03 as part of its simplification initiative. The ASU changes the presentation of debt issuance costs in financial statements. Under the ASU, an entity presents such costs in the balance sheet as a direct deduction from the related debt liability rather than as an asset. Amortization of the costs is reported as interest expense. The requirement to present debt issuance costs as a direct reduction of the related debt liability (rather than as an asset) is consistent with the presentation of debt discounts under U.S. GAAP. In addition, it converges the guidance in U.S. GAAP with that in IFRSs, under which transaction costs that are directly attributable to the issuance of a financial liability are treated as an adjustment to the initial carrying amount of the liability. ASU 2015-03 is effective for financial statements issued for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Subsequent in August 2015, the FASB issued ASU 2015-15 related with the presentation and subsequent measurement of debt issuance costs associated with line-of-credit arrangements, under which the SEC staff stated it would not object to an entity deferring and presenting debt issuance costs as an asset and subsequently amortizing the deferred debt issuance costs ratably over the term of the line-of-credit arrangement, regardless of whether there are any outstanding borrowings on the line-of-credit arrangement. The Group does not expect the adoption of the above guidances will have a significant effect on the Group’s consolidated financial statements.

In September 2015, the FASB issued ASU2015- 16 related to the accounting for measurement period adjustments recognized in a business combination. Under the previous standard, when adjustments were made to amounts previously reported as part of a business combination during the measurement period, entities were required to revise comparative information for prior periods. Under the new standard, entities must recognize these adjustments in the reporting period in which the amounts are determined rather than retrospectively. The new standard is effective for fiscal years beginning after December 15, 2015, including interim periods within that reporting period and early adoption is permitted. The Group does not expect the adoption of this guidance will have a significant effect on the Group’s consolidated financial statements.

In November 2015, the FASB issued ASU 2015-17, Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes, which requires deferred income tax liabilities and assets to be classified as noncurrent on the balance sheet rather than being separated into current and noncurrent. The guidance is effective for public entities for annual periods beginning after December 15, 2016, and interim periods within those annual periods with early adoption being permitted. The ASU will only have impact on the Group’s consolidated balance sheets classification upon adoption.

In January 2016, the FASB issued ASU 2016-01, Financial Instruments-Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU 2016-01”), which requires that equity investments, except for those accounted for under the equity method or those that result in consolidation of the investee, be measured at fair value, with subsequent changes in fair value recognized in net income. However, an entity may choose to measure equity investments that do not have readily determinable fair values at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. ASU 2016-01 also impacts the presentation and disclosure requirements for financial instruments. ASU 2016-01 is effective for public business entities for annual periods, and interim periods within those annual periods, beginning after December 15, 2017. Early adoption is permitted only for certain provisions. The Group is in the process of evaluating the impact of adoption of this guidance on the Group’s consolidated financial statements.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), which requires lessees to recognize most leases on the balance sheet. This ASU requires lessees to recognize a right-of-use asset and lease liability for all leases with terms of more than 12 months. Lessees are permitted to make an accounting policy election to not recognize the asset and liability for leases with a term of twelve months or less. The ASU does not significantly change the lessees’ recognition, measurement and presentation of expenses and cash flows from the previous accounting standard. Lessors’ accounting under the ASC is largely unchanged from the previous accounting standard. In addition, the ASU expands the disclosure requirements of lease arrangements. Lessees and lessors will use a modified retrospective transition approach, which includes a number of practical expedients. The provisions of this guidance are effective for annual periods beginning after December 15, 2018, and interim periods within those years, with early adoption permitted. The Group is in the process of evaluating the impact of adoption of this guidance on the Group’s consolidated financial statements.

In March 2016, the FASB issued ASU 2016-07, which eliminates eliminate the requirement to retroactively adopt the equity method of accounting. The amendments require that the equity method investor add the cost of acquiring the additional interest in the investee to the current basis of the investor’s previously held interest and adopt the equity method of accounting as of the date the investment becomes qualified for equity method accounting. The amendments in this Update are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. The amendments should be applied prospectively upon their effective date to increases in the level of ownership interest or degree of influence that result in the adoption of the equity method. Earlier application is permitted. The Group is in the process of evaluating the impact of adoption of this guidance on the consolidated financial statements.

In March 2016, the FASB issued ASU 2016-08, which amends the principal-versus-agent implementation guidance and illustrations in the Board’s new revenue standard (ASC 606). The amendments in this update clarify the implementation guidance on principal versus agent considerations. When another party, along with the reporting entity, is involved in providing goods or services to a customer, an entity is required to determine whether the nature of its promise is to provide that good or service to the customer (as a principal) or to arrange for the good or service to be provided to the customer by the other party (as an agent). The guidance is effective for interim and annual periods beginning after December 15, 2017. The Group is in the process of evaluating the impact of adoption of this guidance on the consolidated financial statements.

In March 2016, the FASB issued ASU 2016-09, which simplifies several aspects of the accounting for employee share-based payment transactions for both public and nonpublic entities, including the accounting for income taxes, forfeitures, and statutory tax withholding requirements, as well as classification in the statement of cash flows. For public entities, the ASU is effective for annual reporting periods beginning after December 15, 2016, including interim periods within those annual reporting periods. Early adoption will be permitted in any interim or annual period for which financial statements have not yet been issued or have not been made available for issuance. The Group is in the process of evaluating the impact of adoption of this guidance on the consolidated financial statements.